Note 7 - Deposit (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2025	Apr. 19, 2025	Dec. 31, 2024
Deposits Assets, Current	$ 1,400		$ 0
TBB Crescent Park Drive LLC (TBB CPD) [Member]
Deposits Assets, Current		$ 1,400